Other Investments	12 Months Ended
Dec. 31, 2013
Other Investments [Abstract]
Other Investments

5. Other Investments

Midas Gold Corp. Combination

In April 2011, Vista completed a combination with Midas Gold, Inc. (the “Combination”).   As part of the Combination, each party contributed their respective interests in gold assets in the Yellow Pine-Stibnite District in Idaho to form a new Canadian private company named Midas Gold Corp. (“Midas Gold”). In exchange for the contribution of its equity interests in Idaho Gold Holding Company, the holding company in which we held our Yellow Pine assets, Vista Gold U.S., Inc. (“Vista US”) was issued 30,402,615 Midas Gold shares. Concurrently with the Combination, we purchased 1,400,000 Midas Gold shares for an aggregate purchase price of $3,632 as part of a Midas Gold private placement. Following completion of these transactions, Vista held a total of 31,802,615 Midas Gold shares representing 24.9% of the Midas Gold shares outstanding as of December 31, 2013.   Subsequent to December 31, 2013, we sold 16,000,000 Midas Gold shares reducing our total Midas Gold shares owned to 15,802,615 or 12.4% during February 2014, see Note 20 for additional discussion.

Furthermore, as additional security for our 2013 Facility (defined in Note 8), we have pledged all our Midas Gold shares. As a result of this pledge, we have reclassified our investment in Midas Gold shares from Current assets to Non-current assets as of December 31, 2013.

Upon initial recognition of its investment in the Midas Gold shares, Vista elected to apply the fair value option, and as such, the investment is recorded at fair value in the Consolidated Balance Sheets.  The difference between the fair value of the 30,402,615 Midas Gold shares and the carrying value of our Yellow Pine assets has been recorded as a gain on disposal of mineral property given that Vista ceased to have a controlling financial interest in the Yellow Pine gold project upon completion of the Combination.   Subsequent changes in fair value are recorded in the Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) in the period in which they occur.

The Combination was a tax-free reorganization for U.S. tax purposes.  However, upon completion of the Combination, Vista US received Midas Gold shares with a fair value that was determined to be $78,872.  The corresponding estimated deferred tax expense of $29,675 at the time of the Combination exceeded the valuation allowance of $6,086 for Vista US, and the valuation allowance was released.

The following table summarizes our investment in Midas Gold shares as at December 31, 2013 and 2012.

	Years Ended December 31,
	2013	2012

Fair value at beginning of period	$69,489	$119,851
Unrealized gain/(loss) based on the fair value at the end of the period	(48,499)	(50,363)
Fair value at end of period	$20,990	$69,489

Estimated tax benefit/(expense) for the period	$17,915	$19,576

Midas Gold shares held at the end of the period	31,802,615	31,802,615

In 2012, we reclassified our investment in Midas Gold shares from long-term assets to current assets as the restrictions on the sale of our Midas Gold shares expired in July 2013.  See Note 20 for discussion regarding restrictions in place subsequent to December 31, 2013.

Summarized financial information for Midas Gold as of December 31, 2013 and 2012, which are prepared in accordance with International Financial Reporting Standards is as follows.  See Schedule A to the Company’s Form 10-K as filed on March 17, 2014 for the complete set of consolidated financial statements for Midas Gold.

	December 31, 2013	December 31, 2012

Total current assets	$14,742	$19,864
Total non-current assets	186,673	175,957
Total current liabilities	2,432	5,108
Total non-current liabilities	919	380
Total equity	198,064	190,333

	Year ended December 31,
	2013	2012

Operating expense	$3,908	$7,813
Net loss	3,796	7,180